Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Share Capital	Capital Reserve	Treasury Shares	Share-based Compensation Reserve	Foreign Exchange Translation Deficit	Hedging Reserve	Retained Earnings
Beginning balance at Dec. 31, 2024	$ 123,188	$ 0	$ 78,037	$ (29,998)	$ 10,624	$ (10,812)	$ 0	$ 75,337
Issue of ordinary shares, net of issuance costs	10,616		11,982		(1,366)
Share-based payment expense	3,087				3,087
Exercise of options	204		302		(98)
Share options expired	0		13		(13)
Increase (decrease)	13,907	0	12,297	0	1,610	0	0	0
Net income (loss)	(2,181)							(2,181)
Other comprehensive loss
Exchange differences on translating foreign currencies	5,413					5,413
Cash flow hedge - effective portion of changes in fair value (net of related tax)	(2,669)						(2,669)
Hedging gains and losses transferred to profit or loss (net of related tax)	2,024						2,024
Other comprehensive income (loss) for the period, net of tax	4,768					5,413	(645)
Total comprehensive (loss) income for the period attributable to the shareholders	2,587					5,413	(645)	(2,181)
Ending balance at Jun. 30, 2025	139,682	0	90,334	(29,998)	12,234	(5,399)	(645)	73,156
Beginning balance at Dec. 31, 2025	107,955	0	90,763	(35,576)	15,450	(5,225)	136	42,407
Issue of ordinary shares, net of issuance costs	572		3,677		(3,105)
Share-based payment expense	3,102				3,102
Exercise of options			0
Share options expired	0		96		(96)
Increase (decrease)	3,674	0	3,773	0	(99)	0	0	0
Net income (loss)	(5,801)							(5,801)
Other comprehensive loss
Exchange differences on translating foreign currencies	(1,568)					(1,568)
Cash flow hedge - effective portion of changes in fair value (net of related tax)	2,047						2,047
Hedging gains and losses transferred to profit or loss (net of related tax)	(1,664)						(1,664)
Other comprehensive income (loss) for the period, net of tax	(1,185)					(1,568)	383
Total comprehensive (loss) income for the period attributable to the shareholders	(6,986)					(1,568)	383	(5,801)
Ending balance at Jun. 30, 2026	$ 104,643	$ 0	$ 94,536	$ (35,576)	$ 15,351	$ (6,793)	$ 519	$ 36,606